RELATED PARTY TRANSACTIONS - Office space from related party (Details) - WDZG Consulting - USD ($)	6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Office Space from Related Party
Related Party Transaction [Line Items]
Related party expenses	$ 4,406	$ 10,139
TRX ZJ
Related Party Transaction [Line Items]
Ownership interest held	100.00%	100.00%